Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 5,230,000	$ 5,000,000	$ 10,230,000
CANADA
Total	5,090,000	4,860,000	9,950,000
CANADA | District of Clearwater
Total	60,000		60,000
CANADA | Government of British Columbia
Total	5,030,000	1,270,000	6,300,000
CANADA | Simpcw First Nation
Total		450,000	450,000
CANADA | Tsilhqotin Nation
Total		3,000,000	3,000,000
CANADA | Williams Lake First Nation
Total		140,000	140,000
UNITED STATES
Total	140,000	140,000	280,000
UNITED STATES | Government of Arizona
Total		$ 140,000	140,000
UNITED STATES | Pinal County
Total	$ 140,000		$ 140,000